Revenues - Schedule of Amounts of Revenue Recognized in the Current Reporting Period that was Included in Contract Liabilities (Details)	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
Revenues	$ 1,739,130	$ 221,548	$ 3,787,587	$ 5,808,211
Cloud services and data center managed services [Member]
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
Revenues			1,876,000	3,895,168
Telecommunication, consultancy and related services [Member]
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
Revenues	$ 1,739,130	$ 221,548	$ 1,911,587	$ 1,913,043